Loans and Allowance for Credit Losses - Past Due and Non-accrual Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Aging information for the Company's past due and non-accrual loans
Loans held for investment	$ 1,466,160	$ 1,539,147
90 Days Past Due And Still Accruing	210	119
Non-Accrual	2,537	6,294
Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Loans held for investment	1,459,390	1,529,232
30 - 89 Days Past Due
Aging information for the Company's past due and non-accrual loans
Loans held for investment	4,023	3,502
Commercial, financial, and agricultural
Aging information for the Company's past due and non-accrual loans
Loans held for investment	202,329	226,275
90 Days Past Due And Still Accruing	0	0
Non-Accrual	923	2,228
Commercial, financial, and agricultural | Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Loans held for investment	201,201	223,845
Commercial, financial, and agricultural | 30 - 89 Days Past Due
Aging information for the Company's past due and non-accrual loans
Loans held for investment	205	202
Real estate construction − residential
Aging information for the Company's past due and non-accrual loans
Loans held for investment	32,046	58,347
90 Days Past Due And Still Accruing	0	0
Non-Accrual	454	432
Real estate construction − residential | Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Loans held for investment	31,592	57,568
Real estate construction − residential | 30 - 89 Days Past Due
Aging information for the Company's past due and non-accrual loans
Loans held for investment	0	347
Real Estate Construction, Commercial [Member]
Aging information for the Company's past due and non-accrual loans
Loans held for investment	80,435	130,296
90 Days Past Due And Still Accruing	0	0
Non-Accrual	49	69
Real Estate Construction, Commercial [Member] | Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Loans held for investment	80,386	130,227
Real Estate Construction, Commercial [Member] | 30 - 89 Days Past Due
Aging information for the Company's past due and non-accrual loans
Loans held for investment	0	0
Real estate mortgage − residential
Aging information for the Company's past due and non-accrual loans
Loans held for investment	361,735	372,391
90 Days Past Due And Still Accruing	207	115
Non-Accrual	963	587
Real estate mortgage − residential | Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Loans held for investment	358,393	368,956
Real estate mortgage − residential | 30 - 89 Days Past Due
Aging information for the Company's past due and non-accrual loans
Loans held for investment	2,172	2,733
Real estate mortgage − commercial
Aging information for the Company's past due and non-accrual loans
Loans held for investment	775,594	731,024
90 Days Past Due And Still Accruing	0	0
Non-Accrual	138	2,978
Real estate mortgage − commercial | Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Loans held for investment	773,918	728,029
Real estate mortgage − commercial | 30 - 89 Days Past Due
Aging information for the Company's past due and non-accrual loans
Loans held for investment	1,538	17
Installment and other consumer
Aging information for the Company's past due and non-accrual loans
Loans held for investment	14,021	20,814
90 Days Past Due And Still Accruing	3	4
Non-Accrual	10	0
Installment and other consumer | Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Loans held for investment	13,900	20,607
Installment and other consumer | 30 - 89 Days Past Due
Aging information for the Company's past due and non-accrual loans
Loans held for investment	$ 108	$ 203